BUSINESS COMBINATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
BUSINESS COMBINATIONS
Schedule of components of purchase price consideration

Cash	$7,500,000
Promissory notes payable	5,500,000
Common stock	1,000,000
Purchase price consideration	$14,000,000

Schedule of assets and liabilities acquired in business combination

Purchase Price
Allocation
Cash and cash equivalents	$252,697
Accounts receivable, net	63,956
Due from factor, net	387,884
Inventory	2,941,755
Prepaid expenses and other current assets	32,629
Property, equipment and software, net	48,985
Goodwill	3,711,322
Intangible assets	7,403,800
Accounts payable	(615,706)
Accrued expenses and other liabilities	(227,321)
Purchase price consideration	$14,000,000

Schedule of fair value of purchase price consideration

Cash	$500,000
Common stock	8,025,542
Contingent consideration	3,421,516
Purchase price consideration	$11,947,058

Schedule of allocation of purchase price in regard to acquisition

Purchase Price
Allocation
Cash and cash equivalents	$24,335
Accounts receivable, net	49,472
Due from factor, net	—
Inventory	77,159
Prepaid expenses and other current assets	69,715
Property, equipment and software, net	83,986
Goodwill	9,681,548
Intangible assets	3,936,030
Accounts payable	(51,927)
Accrued expenses and other liabilities	(107,957)
Purchase price consideration	$11,947,058

Schedule of business acquisition pro forma information

Three Months Ended
March 31,
2022
Net revenues	$8,606,548
Net loss	$(8,292,427)
Net loss per common share	$(62.65)

	Year Ended
	December 31,
	2022	2021
Net revenues	$28,519,261	$34,635,426
Net loss	$(42,001,415)	$(33,171,473)
Net loss per common share	$(54.46)	$(434.81)

Stateside
BUSINESS COMBINATIONS
Schedule of fair value of purchase price consideration

Cash	$5,000,000
Common stock	3,403,196
Purchase price consideration	$8,403,196

Schedule of allocation of purchase price in regard to acquisition

Purchase Price
Allocation
Cash and cash equivalents	32,700
Accounts receivable, net	154,678
Due from factor, net	371,247
Inventory	603,625
Prepaid expenses and other current assets	7,970
Deposits	9,595
Property, equipment and software, net	—
Goodwill	2,104,056
Intangible assets	5,939,140
Accounts payable	(374,443)
Accrued expenses and other liabilities	(445,372)
$8,403,196